NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Non-current Liabilities
NON-CURRENT LIABILITIES

NOTE 10: NON-CURRENT LIABILITIES

Composition:

	December 31,
	2021	2020
Deferred revenues (a)	3,157	1,772
Lease liabilities (b)	254	243
Other liabilities	8	38

Total non-current liabilities	$3,419	$2,053

a.	Including an amount of $1,479 and $1,405 relating to deferred distribution fees received as of the years ended December 31 2021 and 2020, respectively. For more information see note 14c.

b.	Lease liabilities:

U.S. dollars in thousands
Maturity analysis:
Less than one year	537
One to five years	258
Total lease commitments	795
Impact of discounting remaining lease payments	(41)
Lease liabilities as of December 31, 2021:	754

Current	500
Non-current	254

Total	$754

U.S. dollars in thousands
Maturity analysis:
Less than one year	463
One to five years	312
Total lease commitments	775
Impact of discounting remaining lease payments	(103)
Total lease liabilities as of December 31, 2020	672

Current	429
Non-current	243

Total	$672